SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS
Interest income	$ 9,444	¥ 61,623	¥ 73,367	¥ 73,917	[1]
Net income/(loss)	(106,168)	(692,748)	1,155,611	1,579,810	[1]
Reportable Legal Entities | Parent Company
SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS
Operating expenses	(4,806)	(31,359)	(62,789)	(129,942)
Interest income	102	665	5,280	5,362
Non-operating income, net	159	1,041	795	761
Share of income/(loss) of its subsidiaries and the consolidated VIEs	(101,623)	(663,095)	1,212,325	1,703,629
Net income/(loss)	$ (106,168)	¥ (692,748)	¥ 1,155,611	¥ 1,579,810

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.